Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases was as follows:
	June 30,	December 31,
	2023	2022
Operating lease right-of-use assets	$762	$873

Operating lease liability, current	$(242)	$(228)
Operating lease liability, noncurrent	(560)	(683)
Total operating lease liabilities	$(802)	$(911)
Supplemental balance sheet information related to leases was as follows:
	December 31,	December 31,
	2022	2021
Operating lease right-of-use assets	$873	$1,084
Operating lease liability, current	$(228)	$(202)
Operating lease liability, noncurrent	(683)	(911)
Total operating lease liabilities	$(911)	$(1,113)

Summary of Future Maturities of Operating Lease Liabilities	Future maturities of operating lease liabilities as of June 30, 2023 were as follows:
2023	$150
2024	301
2025	310
2026	144
Total lease payments	905
Less: imputed interest	(103)
Present value of operating lease liabilities	$802
Cash paid for operating leases for the six months ended June 30, 2023	$144
Cash paid for operating leases for the six months ended June 30, 2022	$140
Remaining lease term - operating leases (in years)	3.00
Average discount rate - operating leases	8.0%
Future maturities of operating lease liabilities as of December 31, 2022 were as follows:
2023	293
2024	301
2025	310
2026	144
Total lease payments	1,048
Less: imputed interest	(137)
Present value of operating lease liabilities	$911

Schedule of Other Information	Other information:
Cash paid for operating leases for the year ended December 31, 2022	$284
Cash paid for operating leases for the year ended December 31, 2021	$128
Remaining lease term - operating leases (in years)	3.50
Average discount rate - operating leases	8.0%